UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

Updated June 27, 2024

Item 1. Reports to Stockholders.

Cboe® Validus S&P 500® Dynamic PutWrite Index ETF Tailored Shareholder Report

annual shareholder report July 31, 2025

Cboe® Validus S&P 500® Dynamic PutWrite Index ETF

Ticker: PUTD (listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Cboe® Validus S&P 500® Dynamic PutWrite Index ETF (the "Fund") for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.validusetfs.com. You can also request this information by contacting us at (866) 511-9979 or by writing to the Cboe® Validus S&P 500® Dynamic PutWrite Index ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cboe Validus S&P 500® Dynamic PutWrite Index ETF	$63	0.60%

Cumulative Performance

(Initial Investment of $10,000)

Cboe Validus S&P 500 Dynamic PutWrite Index ETF - at NAV - $12,793
S&P 500 Total Return Index - $14,591
Cboe Validus S&P 500 Dynamic PutWrite Index - $12,924
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
8/9/2023
9/30/2023
11/30/2023
1/31/2024
3/31/2024
5/31/2024
7/31/2024
9/30/2024
11/30/2024
1/31/2025
3/31/2025
5/31/2025
7/31/2025

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2025:	1 year	Since Inception (8/9/23)
Cboe Validus S&P 500® Dynamic PutWrite Index ETF - at NAV	10.31%	13.26%
S&P 500® Total Return Index	16.33%	21.05%
Cboe Validus S&P 500® Dynamic PutWrite Index	11.60%	13.84%

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of 10.31%. This compares to the 11.60% total return of the Cboe®Validus S&P 500® Dynamic PutWrite Index and the 16.33% total return for the S&P 500® Index for the same period.

As the Fund tracks the Cboe® Validus S&P 500® Dynamic PutWrite Index, during the period the Fund had a fairly strong return, underperforming the Index by only 1.29%.

What Factors Influenced Performance

The Fund tracks the Cboe® Validus S&P 500® Dynamic PutWrite Index and during this period, the Fund had a total return of 10.31% - at NAV, underperforming the Index it tracks by 1.16% inclusive of 0.60% per annum management fees. The fund was over 99% correlated to the index based on daily returns.

Positioning

On a risk adjusted performance basis based on Sharpe ratio, the Fund underperformed the S&P 500® price index. During this period the S&P500® returned 14.92% with an annual volatility of 19.55%, while the Fund's 10.52% return - at NAV had only an annualized volatility of 16.88% per annum. Strong and constructive environments for equity markets supported this performance by the Fund, which had its biggest draw-down of 16.85% in April 2025 when all equity markets came under pressure, while the S&P 500® had a drawdown of 18.90%.

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.validusetfs.com for more recent performance information.

Cboe® Validus S&P 500® Dynamic PutWrite Index ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$22,902
Number of Holdings	9
Total Advisory Fee	$145,668
Portfolio Turnover Rate	0%

What did the Fund invest in?

(as of July 31, 2025)

Security Type - Investments &
Other Financial Instruments

(% of total net assets)

U.S. Treasury Bills
100.3%
Money Market Funds
0.1%
Written Options
-0.8%
Cash & Cash Equivalents
-0.4%

Percentages are based on total net assets. Cash & Cash Equivalents represents liabilities in excess of other assets.

Top Holdings	(% of Total Net Assets)
U.S. Treasury Bills	100.3
S&P 500 Index, Expiration: 08/15/2025; Exercise Price: $6,310.00	-0.3
S&P 500 Index, Expiration: 08/15/2025; Exercise Price: $6,340.00	-0.2
S&P 500 Index, Expiration: 08/15/2025; Exercise Price: $6,295.00	-0.2
S&P 500 Index, Expiration: 08/15/2025; Exercise Price: $6,290.00	-0.1
First American Government Obligations Fund - Class X, 4.23%	0.1
S&P 500 Mini Index, Expiration: 08/15/2025; Exercise Price: $630.00	-0.0*
S&P 500 Mini Index, Expiration: 08/15/2025; Exercise Price: $635.00	-0.0*
*	Less than -0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.validusetfs.com.

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s Prospectus.

Fund Changes

Effective at the close of business on October 13, 2025, the Fund will cease trading on Cboe BZX Exchange, Inc. (“Cboe) and will be closed to purchase by investors as of the close of regular trading on Cboe on October 13, 2025 (the “Closing Date”). The Fund will not accept purchase orders after the Closing Date.

Shareholders may sell their holdings in the Fund prior to the Closing Date and customary brokerage charges may apply to these transactions. However, from October 13, 2025 through October 17, 2025 (the “Liquidation Date”), shareholders may be able to sell their shares only to certain broker-dealers and there is no assurance that there will be a market for the Fund’s shares during this time period. Between the Closing Date and the Liquidation Date, the Fund will be in the process of closing down and liquidating the Fund’s portfolio. This process will result in the Fund increasing its cash holdings and, as a consequence, not tracking its underlying index, which is inconsistent with the Fund’s investment objective and strategy.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Cboe® Validus S&P 500 Dynamic PutWrite Index ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$14,000	$11,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 7/31/2025	FYE 7/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 7/31/2025	FYE 7/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial Statements

July 31, 2025

Tidal Trust II

Cboe® Validus S&P 500® Dynamic PutWrite Index ETF	| PUTD	| Cboe BZX Exchange, Inc.

Cboe® Validus S&P 500® Dynamic PutWrite Index ETF

Schedule of Investments	Cboe® Validus S&P 500®
Dynamic PutWrite Index ETF

July 31, 2025

SHORT-TERM INVESTMENTS - 100.4%	Shares	Value
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.23% (a)	14,291	$14,291

U.S. Treasury Bills - 100.3%	Par
4.24%, 08/26/2025 (b)(c)	$14,225,000	14,182,671
4.26%, 08/28/2025 (b)(c)	8,835,000	8,806,660
		22,989,331
TOTAL SHORT-TERM INVESTMENTS (Cost $23,004,455)		23,003,622

TOTAL INVESTMENTS - 100.4% (Cost $23,004,455)		$23,003,622
Liabilities in Excess of Other Assets - (0.4)%		(101,136)
TOTAL NET ASSETS - 100.0%		$22,902,486

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of July 31, 2025 is $13,891,340.

(c)	The rate shown is the annualized effective yield as of July 31, 2025.

The accompanying notes are an integral part of these financial statements.	1

Schedule of Written Options	Cboe® Validus S&P 500®
Dynamic PutWrite Index ETF

July 31, 2025

WRITTEN OPTIONS - (0.8)%	Notional Amount	Contracts	Value
Put Options - (0.8)% (a)(b)
S&P 500 Index
Expiration: 08/15/2025; Exercise Price: $6,290	$(4,437,573)	(7)	$(32,760)
Expiration: 08/15/2025; Exercise Price: $6,295	(4,437,573)	(7)	(34,160)
Expiration: 08/15/2025; Exercise Price: $6,310	(8,875,146)	(14)	(73,850)
Expiration: 08/15/2025; Exercise Price: $6,340	(4,437,573)	(7)	(44,450)
CBOE S&P 500 Mini Index
Expiration: 08/15/2025; Exercise Price: $630	(380,364)	(6)	(3,117)
Expiration: 08/15/2025; Exercise Price: $635	(253,576)	(4)	(2,794)
TOTAL WRITTEN OPTIONS (Premiums received $367,965)			$(191,131)

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange.

(a)	100 shares per contract.

(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.	2

Statement of Assets and	Cboe® Validus S&P 500®
Liabilities	Dynamic PutWrite Index ETF

July 31, 2025

ASSETS:
Investments, at value (Note 2)	$23,003,622
Deposit at broker for written options	100,473
Interest receivable	1,074
Dividends receivable	42
Total assets	23,105,211

LIABILITIES:
Written option contracts, at value (Note 2)	191,131
Payable to adviser (Note 4)	11,594
Total liabilities	202,725
NET ASSETS	$22,902,486

NET ASSETS CONSISTS OF:
Paid-in capital	$22,059,712
Total distributable earnings	842,774
Total net assets	$22,902,486

Net assets	$22,902,486
Shares issued and outstanding(a)	1,100,000
Net asset value per share	$20.82

COST:
Investments, at cost	$23,004,455

PROCEEDS:
Written options premium received	$367,965

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	3

Statement of Operations	Cboe® Validus S&P 500®
Dynamic PutWrite Index ETF

For the Year Ended July 31, 2025

INVESTMENT INCOME:
Dividend income	$8,829
Interest income	1,092,421
Total investment income	1,101,250

EXPENSES:
Investment advisory fee (Note 4)	145,668
Total expenses	145,668
NET INVESTMENT INCOME	955,582

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(662)
Written option contracts	1,034,784
Net realized gain (loss)	1,034,122
Net change in unrealized appreciation (depreciation) on:
Investments	(553)
Written option contracts	409,064
Net change in unrealized appreciation (depreciation)	408,511
Net realized and unrealized gain (loss)	1,442,633
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,398,215

The accompanying notes are an integral part of these financial statements.	4

Statements of	Cboe® Validus S&P 500®
Changes in Net Assets	Dynamic PutWrite Index ETF

	Year ended July 31, 2025	Period ended July 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$955,582	$1,054,052
Net realized gain (loss)	1,034,122	2,892,439
Net change in unrealized appreciation (depreciation)	408,511	(232,510)
Net increase (decrease) in net assets from operations	2,398,215	3,713,981

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,595,046)	(674,376)
Total distributions to shareholders	(4,595,046)	(674,376)

CAPITAL TRANSACTIONS:
Shares sold	593,628	29,889,232
Shares redeemed	(8,423,148)	–
Net increase (decrease) in net assets from capital transactions	(7,829,520)	29,889,232

NET INCREASE (DECREASE) IN NET ASSETS	(10,026,351)	32,928,837

NET ASSETS:
Beginning of the period	32,928,837	–
End of the period	$22,902,486	$32,928,837

SHARES TRANSACTIONS
Shares sold	25,000	1,450,000
Shares redeemed	(375,000)	–
Total increase (decrease) in shares outstanding	(350,000)	1,450,000

(a)	Inception date of the Fund was August 9, 2023.

The accompanying notes are an integral part of these financial statements.	5

Financial Highlights	Cboe® Validus S&P 500®
Dynamic PutWrite Index ETF

For a share outstanding throughout the periods presented

	Year ended July 31, 2025	Period ended July 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$22.71	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.85	1.00
Net realized and unrealized gain (loss) on investments(c)	1.36	2.18
Total from investment operations	2.21	3.18

LESS DISTRIBUTIONS FROM:
Net investment income	(2.46)	(0.47)
Net realized gains	(1.64)	–
Total distributions	(4.10)	(0.47)
Net asset value, end of period	$20.82	$22.71

TOTAL RETURN(d)	10.31%	15.98%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$22,902	$32,929
Ratio of expenses to average net assets(e)	0.60%	0.64%
Ratio of interest expense to average net assets(e)	–%	0.04%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(e)	3.94%	4.70%
Portfolio turnover rate(d)(f)	0%	0%

(a)	Inception date of the Fund was August 9, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	6

Notes to the Financial Statements	Cboe® Validus S&P 500®
Dynamic PutWrite Index ETF

July 31, 2025

 NOTE 1 – ORGANIZATION

The Cboe® Validus S&P 500® Dynamic PutWrite Index ETF (the “Fund”) is a diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Fund commenced operations on August 9, 2023.

The investment objective of the Fund is to track the performance, before fees and expenses, of the Cboe® Validus S&P 500® Dynamic PutWrite Index (the “Index”).

 NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

7

Notes to the Financial Statements	Cboe® Validus S&P 500®
Dynamic PutWrite Index ETF

July 31, 2025

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$14,291	$—	$—	$14,291
U.S. Treasury Bills	—	22,989,331	—	22,989,331
Total Investments	$14,291	$22,989,331	$—	$23,003,622

Liabilities:
Investments:
Written Options	$—	$(191,131)	$—	$(191,131)
Total Investments	$—	$(191,131)	$—	$(191,131)

B.	Derivative Instruments. In a put writing strategy, the Fund (as the seller of the option) receives premiums from the purchaser of the option in exchange for providing the purchaser with the right to sell the underlying instrument to the Fund at a specific price (i.e., the exercise price or strike price). If the market price of the instrument underlying the option exceeds the strike price, it is anticipated that the option would go unexercised, and the Fund would earn the full premium upon the option’s expiration or a portion of the premium upon the option’s early termination. If the market price of the instrument underlying the option drops below the strike price, it is anticipated that the option would be exercised, and the Fund would pay the option buyer the difference between the market value of the underlying instrument and the strike price. The premiums received by the Fund for writing put options will generally be invested in one- and three-month U.S. Treasury Bills to seek to offset any liabilities the Fund incurs from writing put options.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

By virtue of the Fund’s investments in option contracts equity ETFs and equity indices, the Fund is exposed to common stocks indirectly which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invest.

8

Notes to the Financial Statements	Cboe® Validus S&P 500®
Dynamic PutWrite Index ETF

July 31, 2025

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the year ended July 31, 2025, the Fund’s monthly average notional value is described below:

Average Notional
Amount
Written Options	$ (24,315,291)

The effect of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2025:

Liability Derivatives,
Written option contracts, at
Equity Risk Contracts	value
Written Options	$ 191,131

The effect of derivative instruments on the Statement of Operations for the year ended July 31, 2025:

Net realized gain
	(loss) from	Net change in unrealized
	Written option	appreciation (depreciation)
Equity Risk Contracts	contracts	on Written option contracts
Written Options	$ 1,034,784	$ 409,064

The fund is not subject to master netting agreements; therefore, no additional disclosures regarding netting agreements are required.

C.	Federal Income Taxes. The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of July 31, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense on the Statement of Operations.

D.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts and premiums on debt securities purchased are accreted and amortized over the life of the respective securities using the effective interest method. Dividend income is

9

Notes to the Financial Statements	Cboe® Validus S&P 500®
Dynamic PutWrite Index ETF

July 31, 2025

recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

E.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

F.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least quarterly. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

G.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.	Share Valuation. The net asset value (“NAV”) per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the Cboe BZX Exchange, Inc. (the “Exchange”) is closed for trading.

I.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

K.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. The Fund, whose use of derivatives is more than a limited specified exposure amount, is required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Fund implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

L.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended July 31, 2025, there were no adjustments.

 NOTE 3 – PRINCIPAL INVESTMENT RISKS

10

Notes to the Financial Statements	Cboe® Validus S&P 500®
Dynamic PutWrite Index ETF

July 31, 2025

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities that the Fund has exposure to through the S&P 500® Index put options may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Put Option Risk. Options may be subject to volatile swings in price influenced by changes in the value of the underlying investment (e.g., the S&P 500® Index). Although the Fund collects premiums on the options it writes, the Fund’s risk of loss if its options expire in-the-money (i.e., the Fund, as the seller of the S&P 500® Index put options, owes the buyer of the S&P 500® Index put options) may outweigh the gains to the Fund from the receipt of such option premiums.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include options. Depending on how the Fund uses derivatives and the relationship between the market value of the derivative and the underlying instrument, the use of derivatives could increase or decrease the Fund’s exposure to the risks of the underlying instrument. Using derivatives can have a leveraging effect and increase Fund volatility. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

 NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.60%. Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended July 31, 2025 are disclosed in the Statement of Operations.

The Adviser has entered into an agreement with Validus NA Inc. (“Validus”) under which Validus assumes the obligation of the Adviser to pay all or a portion of expenses of the Fund, except Excluded Expenses (such expenses of the Fund, except Excluded Expenses, the “Unitary Expenses”). Although Validus has agreed to be responsible for all of the Unitary Expenses, the Adviser retains the ultimate obligation to the Fund to pay such expenses. Validus will also provide marketing support for the Fund, including hosting the Fund’s website and preparing marketing materials related to the Fund. For these services and payments, Validus is entitled to a fee, to be paid by the Adviser, based on the total Investment Advisory Fees earned by the Adviser under the Advisory Agreement less all or

11

Notes to the Financial Statements	Cboe® Validus S&P 500®
Dynamic PutWrite Index ETF

July 31, 2025

a portion of the Unitary Expenses. Validus does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

 NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund's investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker ("CODM"). The Adviser is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

 NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal year ended July 31, 2025, there were no purchases or proceeds from the sales or maturities of securities, excluding short-term investments, written options, U.S. government securities, and in-kind transactions for the Fund.

For the fiscal year ended July 31, 2025, there were no purchases or sales of long-term U.S. government securities.

For the fiscal year ended July 31, 2025, there were no in-kind transactions associated with creations or redemptions for the Fund.

 NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

12

Notes to the Financial Statements	Cboe® Validus S&P 500®
Dynamic PutWrite Index ETF

July 31, 2025

The tax character of distributions paid during the fiscal year ended July 31, 2025 and the prior fiscal period ended July 31, 2024 were as follows:

Distributions paid from:	July 31, 2025	July 31, 2024
Ordinary Income	$2,748,370	$674,376
Long-term Capital Gains	1,846,676	—

As of the fiscal year ended July 31, 2025, the components of distributable earnings on a tax basis were as follows:

Investments, at cost(a)	$22,813,324
Gross tax unrealized appreciation	—
Gross tax unrealized depreciation	(833)
Net tax unrealized appreciation (depreciation)	(833)
Undistributed ordinary income (loss)	227,991
Undistributed long-term capital gain (loss)	615,616
Total distributable earnings	843,607
Other accumulated gain (loss)	—
Total distributable earnings	$842,774

(a)	The difference between book and tax-basis unrealized appreciation (depreciation) was attributable primarily to mark-to-market treatment of option contracts.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year.

As of the most recent fiscal year ended July 31, 2025, the Fund had not elected to defer any post-October or late-year losses, and had no capital loss carryovers.

 NOTE 8 – SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

 NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and

13

Notes to the Financial Statements	Cboe® Validus S&P 500®
Dynamic PutWrite Index ETF

July 31, 2025

geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment objective, but there can be no assurance that they will be successful in doing so.

 NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The Board of Trustees of Tidal Trust II determined, after considering the recommendation of Tidal, the Fund's investment adviser, that it is in the best interests of the Fund and its shareholders to liquidate and terminate the Fund as described below.

In preparation for the liquidation, shares of the Fund will cease trading on Cboe BZX Exchange, Inc. (“Cboe”) and will be closed to purchase by investors as of the close of regular trading on Cboe on October 13, 2025 (the “Closing Date”). The Fund will not accept purchase orders after the Closing Date. Shareholders may sell their holdings in the Fund prior to the Closing Date and customary brokerage charges may apply to these transactions. However, from October 13, 2025 through October 17, 2025 (the “Liquidation Date”), shareholders may be able to sell their shares only to certain broker-dealers and there is no assurance that there will be a market for the

Fund’s shares during this time period. Between the Closing Date and the Liquidation Date, the Fund will be in the process of closing down and liquidating the Fund’s portfolio. This process will result in the Fund increasing its cash holdings and, as a consequence, not tracking its underlying index, which is inconsistent with the Fund’s investment objective and strategy. On or about the Liquidation Date, the Fund will liquidate its assets and distribute cash pro rata to all shareholders of record who have not previously redeemed or sold their shares, subject to any required withholding.

14

Report of Independent Registered Public	Cboe® Validus S&P 500®
Accounting Firm	Dynamic PutWrite Index ETF

To the Shareholders of Cboe® Validus S&P 500® Dynamic PutWrite Index ETF and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and written options, of

Cboe® Validus S&P 500® Dynamic PutWrite Index ETF (the “Fund”), a series of Tidal Trust II, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period of August 9, 2023 (commencement of operations) through July 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations, the changes in net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

September 29, 2025

15

Other Non-Audited Information	Cboe® Validus S&P 500®
Dynamic PutWrite Index ETF

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended July 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Cboe® Validus S&P 500® Dynamic PutWrite Index ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended July 31, 2025, was as follows:

Cboe® Validus S&P 500® Dynamic PutWrite Index ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the fiscal year ended July 31, 2025, was as follows:

Cboe® Validus S&P 500® Dynamic PutWrite Index ETF	51.42%

(a)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	October 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	October 7, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 7, 2025

* Print the name and title of each signing officer under his or her signature.